Litigation (Details) (USD $) Share data in Millions, except Per Share data			3 Months Ended		6 Months Ended						6 Months Ended		15 Months Ended		12 Months Ended	6 Months Ended									6 Months Ended				6 Months Ended					6 Months Ended
	Jun. 30, 2011 Minimum [Member] Pending or Threatened Litigation [Member]	Jun. 30, 2011 Maximum [Member] Pending or Threatened Litigation [Member]	Jun. 30, 2011 Pending or Threatened Litigation [Member]	Jun. 30, 2010 Pending or Threatened Litigation [Member]	Jun. 30, 2011 Pending or Threatened Litigation [Member]	Jun. 30, 2010 Pending or Threatened Litigation [Member]	Jun. 30, 2011 Minimum [Member] Auction-Rate Securities Investigations and Litigation [Member]	Jun. 30, 2011 Auction-Rate Securities Investigations and Litigation [Member]	Jun. 30, 2011 Minimum [Member] Bear Stearns Hedge Fund Matters [Member] Plaintiff, Bank of America [Member]	May 31, 2007 Bear Stearns Hedge Fund Matters [Member] Plaintiff, Bank of America [Member]	Jun. 30, 2011 Minimum [Member] Bear Stearns Hedge Fund Matters, related to the feeder funds [Member]	Jun. 30, 2011 Maximum [Member] Bear Stearns Hedge Fund Matters, related to the feeder funds [Member]	Mar. 14, 2008 Minimum [Member] Bear Stearns Shareholder Litigation and Related Matters [Member]	Mar. 14, 2008 Maximum [Member] Bear Stearns Shareholder Litigation and Related Matters [Member]	Dec. 31, 2009 Interchange Litigation [Member]	Jun. 30, 2011 Minimum [Member] Investment Management Litigation [Member]	Jun. 30, 2011 Minimum [Member] Lehman Brothers Bankruptcy Proceedings [Member]	Jun. 30, 2011 Minimum [Member] Lehman Brothers Bankruptcy Proceedings [Member] Plaintiff, Lehman Brothers-related, SIPA Trustee	Jun. 30, 2011 Lehman Brothers Bankruptcy Proceedings [Member]	Jun. 30, 2011 Madoff Litigation [Member] Plaintiff, Madoff Litigation-related, liqudation trustee [Member]	Jun. 30, 2011 Madoff Litigation, related to Fairfield [Member]	Jun. 30, 2011 Minimum [Member] Mortgage-Backed Securities Litigation and Regulatory Investigations [Member]	Jun. 30, 2011 Mortgage-Backed Securities Litigation and Regulatory Investigations [Member]	Jun. 30, 2011 Minimum [Member] Municipal Derivatives Investigations and Litigation [Member]	Jun. 30, 2011 Minimum [Member] Municipal Derivatives Investigations and Litigation [Member] Plaintiff, Municipal Derivatives-related, one insurer [Member]	Jun. 30, 2011 Minimum [Member] Municipal Derivatives Investigations and Litigation [Member] Plaintiff, Municipal Derivatives-related, the other insurer [Member]	Jun. 30, 2011 Maximum [Member] Municipal Derivatives Investigations and Litigation [Member]	Jun. 30, 2011 Maximum [Member] Municipal Derivatives Investigations and Litigation [Member] Plaintiff, Municipal Derivatives-related, one insurer [Member]	Jun. 30, 2010 Municipal Derivatives Investigations and Litigation [Member] Plaintiff, Municipal Derivatives-related, the other insurer [Member]	Jun. 30, 2011 Municipal Derivatives Investigations and Litigation [Member] Plaintiff, U.S. Department of Justice [Member]	Jun. 30, 2011 Petters Bankruptcy and Related Matters [Member]	Jun. 30, 2011 Securities Lending Litigation, related to medium-term notes of Sigma Finance [Member]	Jun. 30, 2011 Securities Lending Litigation, related to medium-term notes of Lehman Brothers [Member]	Jun. 30, 2011 Service Members Civil Relief Act and Housing and Economic Recovery Act Investigations and Litigation [Member]	Jun. 30, 2011 Minimum [Member] Washington Mutual Litigations [Member] Plaintiff, Deutsche Bank National Trust Company [Member]	Jun. 30, 2011 Maximum [Member] Washington Mutual Litigations [Member] Plaintiff, Deutsche Bank National Trust Company [Member]	Jun. 30, 2011 Washington Mutual Litigations, in connection with disputed trust securities [Member]	Jun. 30, 2011 Washington Mutual Litigations, in connection with disputed deposit accounts [Member]
Loss Contingency, Estimate [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 0	$ 5,100,000,000
Litigation expense (benefit)			1,900,000,000	792,000,000	3,000,000,000	3,700,000,000
Loss Contingency, Information about Litigation Matters [Abstract]
Loss Contingency, Damages Sought, Value							200,000,000		3,000,000,000		1,000,000,000					1,000,000,000				19,000,000,000					400,000,000										6,000,000,000	10,000,000,000	4,000,000,000	4,000,000,000
Loss Contingency, Damages Sought, Recoveries, Value																			8,600,000,000	425,000,000	140,000,000								4,000,000		450,000,000
Loss Contingency, Damages Sought, Counterclaims, Value																	25,000,000,000
Loss Contingency, Information about related Resources or Markets [Abstract]
Loss Contingency, Insured Aggregate Principal Amount related to, Value																										378,000,000		1,200,000,000
Loss Contingency, Interchange Fees Industry-Wide related to, Value															40,000,000,000
Loss Contingency, Investments in Medium-Term Notes related to, Value																																500,000,000	500,000,000
Loss Contingency, Mortgage-Backed Securities Offerings related to, Value																							3,600,000,000
Loss Contingency, Municipal Derivatives, Annual Market related to, Value																								100,000,000,000			300,000,000,000
Loss Contingency, Securities Issued by Securitization Trusts related to, Value																						160,000,000,000
Loss Contingency, Securitization related to, Value										4,000,000,000
Loss Contingency, Shares related to, Outstanding													115	120
Loss Contingency, Shares related to, Price per Share													$ 30	$ 172.61
Loss Contingency, Warrants Issued related to, Value																								3,000,000,000
Loss Contingency, Settlement [Abstract]
Litigation Settlement, Gross								$ 25,000,000				$ 19,000,000						$ 800,000,000												$ 211,000,000				$ 27,000,000